SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) Segment
Accounting Policies [Abstract]
Number of operating segments	3
Number of reportable segments	3
Deferred revenue recognized | $	$ 246,278